As filed with the Securities and Exchange Commission on April 19, 2013

Securities Act File No. 333-63151

Investment Company Act File No. 811-8993

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment	☐
Post Effective Amendment No.21	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 22	☒

PRASAD SERIES TRUST

(Exact Name of Registrant as Specified in its Charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of Principal Executive Offices)

(440) 922-0066

Registrant’s Telephone Number

Rajendra Prasad, 1310 East Ocean Blvd, Unit #1401,  Long Beach,  CA  90802

(Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
Immediately upon filing pursuant to paragraph (b)
x	On April 30, 2013 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 20 to its Registration Statement until April 30, 2013.  Registrant’s original filing on February 22, 2013 SEC Accession No. 0001162044-13-000205 are hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Beach, State of California on the 19th day of April 2013.

PRASAD SERIES TRUST

   By:    /s/ Rajendra Prasad_____

                Name: Rajendra Prasad

     Title: Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Rajendra Prasad	Chairman	April 19, 2013

Rajendra prasad